Annual Fund Operating Expenses - DWS Equity 500 Index Fund	May 01, 2021
Class T
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.29%	[1]
Total annual fund operating expenses	0.59%	[2]
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.45%
Class R6
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.18%	[1]
Total annual fund operating expenses	0.23%	[2]
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.20%
INST Class
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual fund operating expenses	0.29%	[2]
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.20%
Class S
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.31%	[1]
Total annual fund operating expenses	0.36%	[2]
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.25%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.
[2]	The table and Example below reflect the expenses of both the fund and the Portfolio.